SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Remainder of fiscal year	$ 30,900
Year I	127,300	$ 123,600
Year II	131,150	127,300
Therafter
Thereafter
Total lease payment	289,350	382,050
Less: Imputed interest	(25,592)	(43,919)
Operating lease liabilities	263,758	338,131
Operating lease liability - current	109,193	100,170	$ 86,372
Operating lease liability - non-current	$ 154,565	237,961	$ 373,000
Year III		$ 131,150